Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes (Tables) [Abstract]
Domestic and foreign components of income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income

Domestic and foreign components of income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	(4,453)	45,290	143,917
Foreign subsidiaries	(170,502)	(18,378)	61,096

	(174,955)	26,912	205,013

Income taxes — Current:
Sony Corporation and all subsidiaries in Japan	34,631	42,723	60,514
Foreign subsidiaries	45,890	5,975	57,404

	80,521	48,698	117,918

Income taxes — Deferred:
Sony Corporation and all subsidiaries in Japan	(105,211)	(25,589)	365,665
Foreign subsidiaries	(48,051)	(9,151)	(58,244)

	(153,262)	(34,740)	307,421

Total income tax expense (benefit)	(72,741)	13,958	425,339

Reconciliation of differences between statutory tax rate and effective tax rate

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended
	March 31
	2009	2010	2011

Statutory tax rate	(41.0)%	41.0%	41.0%
Non-deductible expenses	1.9	10.3	1.3
Income tax credits	11.4	(18.0)	(2.0)
Change in valuation allowances	12.9	4.7	174.5
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(31.8)	5.8	1.5
Lower tax rate applied to life and non-life insurance business in Japan	0.8	(30.3)	(2.8)
Foreign income tax differential	0.5	(17.6)	(10.5)
Adjustments to tax accruals and reserves	(7.3)	16.2	4.5
Effect of equity in net income (loss) of affiliated companies	5.9	46.0	(2.8)
Other	5.1	(6.2)	2.8

Effective income tax rate	(41.6)%	51.9%	207.5%

Components of deferred tax assets and liabilities
The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2010	2011

Deferred tax assets:
Operating loss carryforwards for tax purposes	242,172	316,856
Accrued pension and severance costs	130,508	103,674
Film costs	22,683	16,405
Warranty reserves and accrued expenses	74,528	69,240
Future insurance policy benefits	21,810	26,177
Accrued bonus	22,764	24,825
Inventory	31,608	35,989
Depreciation	37,553	35,128
Tax credit carryforwards	70,737	74,284
Reserve for doubtful accounts	9,243	8,404
Impairment of investments	42,948	33,743
Deferred revenue in the Pictures segment	17,579	19,254
Other	136,363	140,745

Gross deferred tax assets	860,496	904,724
Less: Valuation allowance	(117,486)	(463,702)

Total deferred tax assets	743,010	441,022

Deferred tax liabilities:
Insurance acquisition costs	(151,548)	(155,073)
Unbilled accounts receivable in the Pictures segment	(42,421)	(40,469)
Unrealized gains on securities	(38,792)	(33,101)
Intangible assets acquired through stock exchange offerings	(32,456)	(32,136)
Undistributed earnings of foreign subsidiaries and#@corporate joint ventures	(44,717)	(46,261)
Other	(96,674)	(109,903)

Gross deferred tax liabilities	(406,608)	(416,943)

Net deferred tax assets	336,402	24,079

Net deferred tax assets included in consolidated balance sheets

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2010	2011

Current assets — Deferred income taxes	197,598	133,059
Other assets — Deferred income taxes	403,537	239,587
Current liabilities — Other	(28,212)	(42,340)
Long-term liabilities — Deferred income taxes	(236,521)	(306,227)

Net deferred tax assets	336,402	24,079

Reconciliation of the beginning and ending gross amounts of unrecognized tax benefits

	Yen in millions
	March 31
	2009	2010	2011

Balance at beginning of the fiscal year	282,098	276,627	229,228
Reductions for tax positions of prior years	(23,585)	(38,450)	(39,005)
Additions for tax positions of prior years	11,164	4,816	19,947
Additions based on tax positions related to the current year	68,848	10,873	41,201
Settlements	(13,267)	(5,921)	(1,478)
Lapse in statute of limitations	(921)	(1,506)	(7,770)
Foreign currency translation adjustments	(47,710)	(17,211)	(17,003)

Balance at end of the fiscal year	276,627	229,228	225,120

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	72,008	76,125	87,497